REVENUE	12 Months Ended
Dec. 31, 2020
Disclosure Of Revenue [Abstract]
REVENUE [Text Block]

4. REVENUE

	Years ended December 31,
	2020	2019
Copper contained in concentrate	331,584	321,082
Molybdenum concentrate	18,842	31,161
Silver (Note 19)	3,502	3,674
Price adjustments on settlement receivables	11,570	(419)
Total gross revenue	365,498	355,498
Less: Treatment and refining costs	(22,231)	(26,335)
Revenue	343,267	329,163